Cover	Feb. 16, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2021
Entity File Number	001-37429
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Central Index Key	0001324424
Entity Tax Identification Number	20-2705720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Expedia Group Way W.
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	481-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EXPE
Security Exchange Name	NASDAQ
Senior Notes 2. 500 Percent Due 2022 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Expedia Group, Inc. 2.500% Senior Notes due 2022
Trading Symbol	EXPE22
Security Exchange Name	NYSE